Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(5) Property, Plant and Equipment

The Company’s property, plant and equipment consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Liquefaction plants and systems	$40,573	$39,679
Real property and buildings	1,396	1,396
Vehicles and tanker trailers and equipment	45,274	44,878
Computer and office equipment	250	238
Construction in progress	1,353	1,071
Leasehold improvements	1	1

	88,847	87,263
Less: accumulated depreciation	(25,242)	(20,657)

	$63,605	$66,606

Depreciation expense for the six months ended June 30, 2019 and 2018 totaled $4,585 thousand and $4,383 thousand respectively, of which all is included in the consolidated statements of operations as its own and separate line item.

(7) Property, Plant and Equipment

The Company’s property, plant and equipment consisted of the following (in thousands):

	December 31,
	2018	2017
Liquefaction plants and systems	$39,679	$39,679
Real property and buildings	1,396	1,396
Vehicles and tanker trailers and equipment	44,878	43,407
Computer and office equipment	238	216
Construction in progress	1,071	880
Leasehold improvements	1	101

	87,263	85,680
Less: accumulated depreciation	(20,657)	(11,969)

	$66,606	$73,711

Depreciation expense for the years ended December 31, 2018 and 2017 totaled $8.8 million and $7.0 million, respectively, of which all is included in the consolidated statements of operations as its own and separate line item.